Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Effective Income Tax Rate Reconciliation
A reconciliation of income tax expense computed at the statutory federal income tax rate to the Company’s effective tax rate as reflected in the financial statements is as follows:

Year Ended December 31,
2021

Income tax at federal statutory tax rate	21.0%
State income taxes, net of federal benefit	5.3%
Income tax rate differential	(3.0)%
Stock-based compensation	(0.9)%
Permanent differences	(0.3)%
Research and development tax credits	0.9%
Change in valuation allowance	(23.0)%

Effective income tax rate	—%

Summary of Deferred Tax Assets and Liabilities
Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are comprised of the following:

December 31,
2021

Deferred tax assets:
Net operating loss carryforwards	$885,617
R&D credit carryforwards	63,406
Lease liabilities	88,259
Stock-based compensation	173,069
Accrued expenses and other	176,231
1,386,582
Valuation allowance	(1,235,082)

151,500
Deferred tax liabilities:
Property and equipment and right of use assets	(151,500)

Net deferred tax assets	$—